[PHOTO]                                                         NEUBERGER BERMAN

NEUBERGER BERMAN
SOCIALLY RESPONSIVE ASSETS-SM-
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                    PROSPECTUS DECEMBER 30, 1998

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

CONTENTS

            NEUBERGER BERMAN EQUITY SERIES

PAGE 2 ......  Socially Responsive Assets

            YOUR INVESTMENT

     7 ......  Maintaining Your Account

     9 ......  Share Prices

    10 ......  Distributions and Taxes

    12 ......  Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund name in this prospectus are either service marks or registered trademarks of Neuberger Berman
                             Management Inc. -C-1998 Neuberger Berman Management Inc.

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FUND MANAGEMENT
The fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of September 30, 1998) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND:

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- USES A MASTER/FEEDER STRUCTURE IN ITS PORTFOLIO; SEE PAGE 12 FOR INFORMATION ON HOW IT WORKS

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED

[PHOTO]

NEUBERGER BERMAN
SOCIALLY RESPONSIVE ASSETS
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                              ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
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SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
           THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

- environmental concerns

- diversity in the work force

- progressive employment and workplace practices

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund has a strict policy of avoiding companies that receive more than 5% of their earnings from alcohol, tobacco, gambling, or weapons, as well as companies that sell non-consumer products to the military or are involved in nuclear power.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                            Socially Responsive Assets   3

MAIN RISKS
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OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
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PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested.

As a frame of reference, the table includes a broad-based market index. Fund performance figures include all expenses; the index does not include costs of investment.

  [ICON]
          The bar chart below shows how performance has varied from year to year. The table below the chart shows what the returns would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89
90
91
92
93
94
95                                                   38.94%
96                                                   18.50%
97                                                   24.41%
BEST QUARTER: Q2 '97, up 15.54%
WORST QUARTER: Q1 '97, down 1.86%
Year-to-date performance as of 9/30/98: down
4.93%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97*

                                                      Since
                                                    Inception
                                        1 Year       3/16/94
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SOCIALLY RESPONSIVE FUND                   24.41        19.66
S&P 500 Index                              33.32        24.09

 The S&P 500 is an unmanaged index of U.S. stocks.

* When this prospectus was written, the fund was new and had no performance record of its own. Performance results from March 1994 are actually those of another Neuberger Berman fund that began operations in 1994, and invests in the same portfolio of securities. Because the older fund had lower expenses, its performance was better than Socially Responsive Assets would have had. That older fund is not offered in this prospectus.

                            Socially Responsive Assets   5

INVESTOR EXPENSES
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MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990.

ROBERT LADD and INGRID SAUKAITIS are Assistant Vice Presidents of Neuberger Berman Management and Associate Managers of the fund. Ladd has been a portfolio manager at the firm since 1992; Saukaitis was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

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 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.95
PLUS:    Distribution (12b-1) fees            0.25
         Other expenses**                     0.52
                                              ....
EQUALS:  Total annual operating expenses      1.72
MINUS:   Expense reimbursement                0.22
                                              ....
EQUALS:  Net expenses                         1.50

 * NEUBERGER BERMAN MANAGEMENT HAS AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/01, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.50% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED TO REPAY NEUBERGER BERMAN MANAGEMENT FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES IN ANY YEAR TO EXCEED 1.50% OF ITS AVERAGE NET ASSETS AND THE REPAYMENT IS MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NEUBERGER BERMAN MANAGEMENT INCURRED THE EXPENSE. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 12.
 ** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years
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Expenses               $153     $474

                      6  Neuberger Berman

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
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YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

To buy or sell shares of the fund, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                                       Your Investment   7

MAINTAINING YOUR
ACCOUNT CONTINUED
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BUYING SHARES BEFORE
A DISTRIBUTION
The money the fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

DISTRIBUTION FEES -- The fund has adopted a plan under which it pays 0.25% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investing in the fund. Over the long term, they could result in higher overall costs than other types of sales charges.

                      8  Neuberger Berman

SHARE PRICES
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SHARE PRICE CALCULATIONS
The fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Because the fund does not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Similarly, because the fund charges no fee for selling shares, it pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The fund is open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                                       Your Investment   9

DISTRIBUTIONS
AND TAXES
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TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The fund pays out to shareholders any net income and net capital gains. Ordinarily, the fund makes any distributions once a year (in December).

Consult your investment provider whether your income and capital gains distributions from the fund will be reinvested in the fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                      10  Neuberger Berman

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EURO AND YEAR 2000
ISSUES
Like other mutual funds, the fund could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the fund's portfolio will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                                      Your Investment   11

FUND STRUCTURE
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                      The fund uses a "master/feeder" structure.

                      Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean the feeder fund and its master portfolio.

                      For reasons relating to costs or a change in investment goal, among others, the feeder fund could switch to another master portfolio or decide to manage its assets itself. The fund is not currently contemplating such a move.

                      12  Neuberger Berman

[SOLID BAR]

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN SOCIALLY RESPONSIVE ASSETS

If you'd like further details on the fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio managers about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on the fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR1321298                           SEC file number: 811-09011